Income Taxes - Net operating loss carryforward (Details)	Dec. 31, 2020 USD ($)
U.S. federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 19,478
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 19,398